Maturity Profile of Term Loan Outstanding Net of Debt Amortization Expense (Detail) - Term Loan Credit Facility - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2018		$ 39,226
2018	$ 29,421
2019	39,272	39,272
2020	619,653	619,654
Total	$ 688,346	$ 698,152	$ 737,333